Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Central Index Key	dei_EntityCentralIndexKey	0001160168
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 6, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 6, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

AXA PREMIER VIP TRUST

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates the above referenced Prospectus and Statement of Additional Information ("SAI"), as supplemented, of the AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus and/or a copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust's website at www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's Class A shareholders of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class A shares of each of the Trust's Portfolios (each, a "Portfolio").

*****

As discussed above, effective January 1, 2012, Class A shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service fee for each Portfolio's Class A shares will be 0.25% of the average daily net assets attributable to Class A shares, the same fee currently applicable to each Portfolio's Class B shares.

As such, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following section of the Prospectus of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Portfolio Services – Additional Information – Portfolio Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the SAI, including in the following sections of the SAI of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor," and "Other Information – Classes of Shares."

*****

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

Multimanager Aggressive Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Aggressive Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$104	$325	$563	$1,248
Class B Shares	$104	$325	$563	$1,248

*****

Multimanager Core Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Core Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	0.94%	0.94%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$96	$300	$520	$1,155
Class B Shares	$96	$300	$520	$1,155

*****

Multimanager International Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager International Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.83%	0.83%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

*****

Multimanager Large Cap Core Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Core Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$117	$365	$633	$1,398
Class B Shares	$117	$365	$633	$1,398

*****

Multimanager Large Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.73%	0.73%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$118	$368	$638	$1,409
Class B Shares	$118	$368	$638	$1,409

*****

Multimanager Mid Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.24%	0.24%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

*****

Multimanager Mid Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

*****

Multimanager Multi-Sector Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Multi-Sector Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$97	$303	$525	$1,166
Class B Shares	$97	$303	$525	$1,166

*****

Multimanager Small Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.32%	1.32%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$134	$418	$723	$1,590
Class B Shares	$134	$418	$723	$1,590

*****

Multimanager Small Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

*****

Multimanager Technology Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Technology Portfolio	Class A Shares	Class B Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Funds Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.46%	1.46%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$149	$462	$797	$1,746
Class B Shares	$149	$462	$797	$1,746

*****

Multimanager Aggressive Equity Portfolio
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Multimanager Aggressive Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

Expense Example - Multimanager Aggressive Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	104	325	563	1,248
Class B Shares	104	325	563	1,248

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001160168_SupplementTextBlock

AXA PREMIER VIP TRUST

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates the above referenced Prospectus and Statement of Additional Information ("SAI"), as supplemented, of the AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus and/or a copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust's website at www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's Class A shareholders of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class A shares of each of the Trust's Portfolios (each, a "Portfolio").

*****

As discussed above, effective January 1, 2012, Class A shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service fee for each Portfolio's Class A shares will be 0.25% of the average daily net assets attributable to Class A shares, the same fee currently applicable to each Portfolio's Class B shares.

As such, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following section of the Prospectus of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Portfolio Services – Additional Information – Portfolio Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the SAI, including in the following sections of the SAI of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor," and "Other Information – Classes of Shares."

*****

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

Multimanager Aggressive Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Aggressive Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$104	$325	$563	$1,248
Class B Shares	$104	$325	$563	$1,248

*****

Multimanager Core Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Core Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	0.94%	0.94%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$96	$300	$520	$1,155
Class B Shares	$96	$300	$520	$1,155

*****

Multimanager International Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager International Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.83%	0.83%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

*****

Multimanager Large Cap Core Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Core Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$117	$365	$633	$1,398
Class B Shares	$117	$365	$633	$1,398

*****

Multimanager Large Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.73%	0.73%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$118	$368	$638	$1,409
Class B Shares	$118	$368	$638	$1,409

*****

Multimanager Mid Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.24%	0.24%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

*****

Multimanager Mid Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

*****

Multimanager Multi-Sector Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Multi-Sector Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$97	$303	$525	$1,166
Class B Shares	$97	$303	$525	$1,166

*****

Multimanager Small Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.32%	1.32%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$134	$418	$723	$1,590
Class B Shares	$134	$418	$723	$1,590

*****

Multimanager Small Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

*****

Multimanager Technology Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Technology Portfolio	Class A Shares	Class B Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Funds Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.46%	1.46%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$149	$462	$797	$1,746
Class B Shares	$149	$462	$797	$1,746

*****

Multimanager Aggressive Equity Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
Multimanager Aggressive Equity Portfolio | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
Multimanager Aggressive Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

Multimanager Aggressive Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Aggressive Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$104	$325	$563	$1,248
Class B Shares	$104	$325	$563	$1,248

*****

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

Multimanager Core Bond Portfolio
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Multimanager Core Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	0.94%	0.94%

Expense Example - Multimanager Core Bond Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	96	300	520	1,155
Class B Shares	96	300	520	1,155

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001160168_SupplementTextBlock

AXA PREMIER VIP TRUST

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates the above referenced Prospectus and Statement of Additional Information ("SAI"), as supplemented, of the AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus and/or a copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust's website at www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's Class A shareholders of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class A shares of each of the Trust's Portfolios (each, a "Portfolio").

*****

As discussed above, effective January 1, 2012, Class A shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service fee for each Portfolio's Class A shares will be 0.25% of the average daily net assets attributable to Class A shares, the same fee currently applicable to each Portfolio's Class B shares.

As such, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following section of the Prospectus of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Portfolio Services – Additional Information – Portfolio Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the SAI, including in the following sections of the SAI of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor," and "Other Information – Classes of Shares."

*****

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

Multimanager Aggressive Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Aggressive Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$104	$325	$563	$1,248
Class B Shares	$104	$325	$563	$1,248

*****

Multimanager Core Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Core Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	0.94%	0.94%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$96	$300	$520	$1,155
Class B Shares	$96	$300	$520	$1,155

*****

Multimanager International Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager International Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.83%	0.83%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

*****

Multimanager Large Cap Core Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Core Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$117	$365	$633	$1,398
Class B Shares	$117	$365	$633	$1,398

*****

Multimanager Large Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.73%	0.73%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$118	$368	$638	$1,409
Class B Shares	$118	$368	$638	$1,409

*****

Multimanager Mid Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.24%	0.24%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

*****

Multimanager Mid Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

*****

Multimanager Multi-Sector Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Multi-Sector Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$97	$303	$525	$1,166
Class B Shares	$97	$303	$525	$1,166

*****

Multimanager Small Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.32%	1.32%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$134	$418	$723	$1,590
Class B Shares	$134	$418	$723	$1,590

*****

Multimanager Small Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

*****

Multimanager Technology Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Technology Portfolio	Class A Shares	Class B Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Funds Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.46%	1.46%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$149	$462	$797	$1,746
Class B Shares	$149	$462	$797	$1,746

*****

Multimanager Core Bond Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	1,155
Multimanager Core Bond Portfolio | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	1,155
Multimanager Core Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

Multimanager Core Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Core Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	0.94%	0.94%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$96	$300	$520	$1,155
Class B Shares	$96	$300	$520	$1,155

*****

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

Multimanager International Equity Portfolio
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Multimanager International Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.83%	0.83%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

Expense Example - Multimanager International Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	131	409	708	1,556
Class B Shares	131	409	708	1,556

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001160168_SupplementTextBlock

AXA PREMIER VIP TRUST

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates the above referenced Prospectus and Statement of Additional Information ("SAI"), as supplemented, of the AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus and/or a copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust's website at www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's Class A shareholders of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class A shares of each of the Trust's Portfolios (each, a "Portfolio").

*****

As discussed above, effective January 1, 2012, Class A shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service fee for each Portfolio's Class A shares will be 0.25% of the average daily net assets attributable to Class A shares, the same fee currently applicable to each Portfolio's Class B shares.

As such, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following section of the Prospectus of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Portfolio Services – Additional Information – Portfolio Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the SAI, including in the following sections of the SAI of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor," and "Other Information – Classes of Shares."

*****

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

Multimanager Aggressive Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Aggressive Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$104	$325	$563	$1,248
Class B Shares	$104	$325	$563	$1,248

*****

Multimanager Core Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Core Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	0.94%	0.94%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$96	$300	$520	$1,155
Class B Shares	$96	$300	$520	$1,155

*****

Multimanager International Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager International Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.83%	0.83%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

*****

Multimanager Large Cap Core Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Core Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$117	$365	$633	$1,398
Class B Shares	$117	$365	$633	$1,398

*****

Multimanager Large Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.73%	0.73%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$118	$368	$638	$1,409
Class B Shares	$118	$368	$638	$1,409

*****

Multimanager Mid Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.24%	0.24%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

*****

Multimanager Mid Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

*****

Multimanager Multi-Sector Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Multi-Sector Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$97	$303	$525	$1,166
Class B Shares	$97	$303	$525	$1,166

*****

Multimanager Small Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.32%	1.32%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$134	$418	$723	$1,590
Class B Shares	$134	$418	$723	$1,590

*****

Multimanager Small Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

*****

Multimanager Technology Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Technology Portfolio	Class A Shares	Class B Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Funds Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.46%	1.46%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$149	$462	$797	$1,746
Class B Shares	$149	$462	$797	$1,746

*****

Multimanager International Equity Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.29%
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	1,556
Multimanager International Equity Portfolio | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.29%
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	1,556
Multimanager International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

Multimanager International Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager International Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.83%	0.83%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

*****

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

Multimanager Large Cap Core Equity Portfolio
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Multimanager Large Cap Core Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

Expense Example - Multimanager Large Cap Core Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	117	365	633	1,398
Class B Shares	117	365	633	1,398

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001160168_SupplementTextBlock

AXA PREMIER VIP TRUST

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates the above referenced Prospectus and Statement of Additional Information ("SAI"), as supplemented, of the AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus and/or a copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust's website at www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's Class A shareholders of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class A shares of each of the Trust's Portfolios (each, a "Portfolio").

*****

As discussed above, effective January 1, 2012, Class A shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service fee for each Portfolio's Class A shares will be 0.25% of the average daily net assets attributable to Class A shares, the same fee currently applicable to each Portfolio's Class B shares.

As such, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following section of the Prospectus of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Portfolio Services – Additional Information – Portfolio Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the SAI, including in the following sections of the SAI of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor," and "Other Information – Classes of Shares."

*****

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

Multimanager Aggressive Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Aggressive Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$104	$325	$563	$1,248
Class B Shares	$104	$325	$563	$1,248

*****

Multimanager Core Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Core Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	0.94%	0.94%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$96	$300	$520	$1,155
Class B Shares	$96	$300	$520	$1,155

*****

Multimanager International Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager International Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.83%	0.83%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

*****

Multimanager Large Cap Core Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Core Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$117	$365	$633	$1,398
Class B Shares	$117	$365	$633	$1,398

*****

Multimanager Large Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.73%	0.73%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$118	$368	$638	$1,409
Class B Shares	$118	$368	$638	$1,409

*****

Multimanager Mid Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.24%	0.24%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

*****

Multimanager Mid Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

*****

Multimanager Multi-Sector Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Multi-Sector Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$97	$303	$525	$1,166
Class B Shares	$97	$303	$525	$1,166

*****

Multimanager Small Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.32%	1.32%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$134	$418	$723	$1,590
Class B Shares	$134	$418	$723	$1,590

*****

Multimanager Small Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

*****

Multimanager Technology Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Technology Portfolio	Class A Shares	Class B Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Funds Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.46%	1.46%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$149	$462	$797	$1,746
Class B Shares	$149	$462	$797	$1,746

*****

Multimanager Large Cap Core Equity Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	1,398
Multimanager Large Cap Core Equity Portfolio | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	1,398
Multimanager Large Cap Core Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

Multimanager Large Cap Core Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Core Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$117	$365	$633	$1,398
Class B Shares	$117	$365	$633	$1,398

*****

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

Multimanager Large Cap Value Portfolio
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Multimanager Large Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.73%	0.73%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

Expense Example - Multimanager Large Cap Value Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	118	368	638	1,409
Class B Shares	118	368	638	1,409

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001160168_SupplementTextBlock

AXA PREMIER VIP TRUST

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates the above referenced Prospectus and Statement of Additional Information ("SAI"), as supplemented, of the AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus and/or a copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust's website at www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's Class A shareholders of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class A shares of each of the Trust's Portfolios (each, a "Portfolio").

*****

As discussed above, effective January 1, 2012, Class A shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service fee for each Portfolio's Class A shares will be 0.25% of the average daily net assets attributable to Class A shares, the same fee currently applicable to each Portfolio's Class B shares.

As such, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following section of the Prospectus of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Portfolio Services – Additional Information – Portfolio Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the SAI, including in the following sections of the SAI of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor," and "Other Information – Classes of Shares."

*****

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

Multimanager Aggressive Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Aggressive Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$104	$325	$563	$1,248
Class B Shares	$104	$325	$563	$1,248

*****

Multimanager Core Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Core Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	0.94%	0.94%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$96	$300	$520	$1,155
Class B Shares	$96	$300	$520	$1,155

*****

Multimanager International Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager International Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.83%	0.83%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

*****

Multimanager Large Cap Core Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Core Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$117	$365	$633	$1,398
Class B Shares	$117	$365	$633	$1,398

*****

Multimanager Large Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.73%	0.73%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$118	$368	$638	$1,409
Class B Shares	$118	$368	$638	$1,409

*****

Multimanager Mid Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.24%	0.24%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

*****

Multimanager Mid Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

*****

Multimanager Multi-Sector Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Multi-Sector Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$97	$303	$525	$1,166
Class B Shares	$97	$303	$525	$1,166

*****

Multimanager Small Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.32%	1.32%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$134	$418	$723	$1,590
Class B Shares	$134	$418	$723	$1,590

*****

Multimanager Small Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

*****

Multimanager Technology Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Technology Portfolio	Class A Shares	Class B Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Funds Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.46%	1.46%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$149	$462	$797	$1,746
Class B Shares	$149	$462	$797	$1,746

*****

Multimanager Large Cap Value Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.73%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,409
Multimanager Large Cap Value Portfolio | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.73%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,409
Multimanager Large Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

Multimanager Large Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.73%	0.73%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$118	$368	$638	$1,409
Class B Shares	$118	$368	$638	$1,409

*****

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

Multimanager Mid Cap Growth Portfolio
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Multimanager Mid Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.24%	0.24%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

Expense Example - Multimanager Mid Cap Growth Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	133	415	718	1,579
Class B Shares	133	415	718	1,579

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001160168_SupplementTextBlock

AXA PREMIER VIP TRUST

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates the above referenced Prospectus and Statement of Additional Information ("SAI"), as supplemented, of the AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus and/or a copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust's website at www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's Class A shareholders of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class A shares of each of the Trust's Portfolios (each, a "Portfolio").

*****

As discussed above, effective January 1, 2012, Class A shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service fee for each Portfolio's Class A shares will be 0.25% of the average daily net assets attributable to Class A shares, the same fee currently applicable to each Portfolio's Class B shares.

As such, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following section of the Prospectus of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Portfolio Services – Additional Information – Portfolio Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the SAI, including in the following sections of the SAI of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor," and "Other Information – Classes of Shares."

*****

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

Multimanager Aggressive Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Aggressive Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$104	$325	$563	$1,248
Class B Shares	$104	$325	$563	$1,248

*****

Multimanager Core Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Core Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	0.94%	0.94%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$96	$300	$520	$1,155
Class B Shares	$96	$300	$520	$1,155

*****

Multimanager International Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager International Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.83%	0.83%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

*****

Multimanager Large Cap Core Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Core Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$117	$365	$633	$1,398
Class B Shares	$117	$365	$633	$1,398

*****

Multimanager Large Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.73%	0.73%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$118	$368	$638	$1,409
Class B Shares	$118	$368	$638	$1,409

*****

Multimanager Mid Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.24%	0.24%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

*****

Multimanager Mid Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

*****

Multimanager Multi-Sector Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Multi-Sector Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$97	$303	$525	$1,166
Class B Shares	$97	$303	$525	$1,166

*****

Multimanager Small Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.32%	1.32%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$134	$418	$723	$1,590
Class B Shares	$134	$418	$723	$1,590

*****

Multimanager Small Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

*****

Multimanager Technology Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Technology Portfolio	Class A Shares	Class B Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Funds Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.46%	1.46%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$149	$462	$797	$1,746
Class B Shares	$149	$462	$797	$1,746

*****

Multimanager Mid Cap Growth Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.31%
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	415
5 Years	rr_ExpenseExampleYear05	718
10 Years	rr_ExpenseExampleYear10	1,579
Multimanager Mid Cap Growth Portfolio | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.31%
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	415
5 Years	rr_ExpenseExampleYear05	718
10 Years	rr_ExpenseExampleYear10	1,579
Multimanager Mid Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

Multimanager Mid Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.24%	0.24%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

*****

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

Multimanager Mid Cap Value Portfolio
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Multimanager Mid Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

Expense Example - Multimanager Mid Cap Value Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	131	409	708	1,556
Class B Shares	131	409	708	1,556

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001160168_SupplementTextBlock

AXA PREMIER VIP TRUST

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates the above referenced Prospectus and Statement of Additional Information ("SAI"), as supplemented, of the AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus and/or a copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust's website at www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's Class A shareholders of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class A shares of each of the Trust's Portfolios (each, a "Portfolio").

*****

As discussed above, effective January 1, 2012, Class A shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service fee for each Portfolio's Class A shares will be 0.25% of the average daily net assets attributable to Class A shares, the same fee currently applicable to each Portfolio's Class B shares.

As such, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following section of the Prospectus of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Portfolio Services – Additional Information – Portfolio Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the SAI, including in the following sections of the SAI of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor," and "Other Information – Classes of Shares."

*****

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

Multimanager Aggressive Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Aggressive Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$104	$325	$563	$1,248
Class B Shares	$104	$325	$563	$1,248

*****

Multimanager Core Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Core Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	0.94%	0.94%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$96	$300	$520	$1,155
Class B Shares	$96	$300	$520	$1,155

*****

Multimanager International Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager International Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.83%	0.83%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

*****

Multimanager Large Cap Core Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Core Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$117	$365	$633	$1,398
Class B Shares	$117	$365	$633	$1,398

*****

Multimanager Large Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.73%	0.73%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$118	$368	$638	$1,409
Class B Shares	$118	$368	$638	$1,409

*****

Multimanager Mid Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.24%	0.24%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

*****

Multimanager Mid Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

*****

Multimanager Multi-Sector Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Multi-Sector Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$97	$303	$525	$1,166
Class B Shares	$97	$303	$525	$1,166

*****

Multimanager Small Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.32%	1.32%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$134	$418	$723	$1,590
Class B Shares	$134	$418	$723	$1,590

*****

Multimanager Small Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

*****

Multimanager Technology Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Technology Portfolio	Class A Shares	Class B Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Funds Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.46%	1.46%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$149	$462	$797	$1,746
Class B Shares	$149	$462	$797	$1,746

*****

Multimanager Mid Cap Value Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.29%
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	1,556
Multimanager Mid Cap Value Portfolio | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.29%
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	1,556
Multimanager Mid Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

Multimanager Mid Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

*****

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

Multimanager Multi-Sector Bond Portfolio
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Multimanager Multi-Sector Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

Expense Example - Multimanager Multi-Sector Bond Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	97	303	525	1,166
Class B Shares	97	303	525	1,166

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001160168_SupplementTextBlock

AXA PREMIER VIP TRUST

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates the above referenced Prospectus and Statement of Additional Information ("SAI"), as supplemented, of the AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus and/or a copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust's website at www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's Class A shareholders of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class A shares of each of the Trust's Portfolios (each, a "Portfolio").

*****

As discussed above, effective January 1, 2012, Class A shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service fee for each Portfolio's Class A shares will be 0.25% of the average daily net assets attributable to Class A shares, the same fee currently applicable to each Portfolio's Class B shares.

As such, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following section of the Prospectus of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Portfolio Services – Additional Information – Portfolio Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the SAI, including in the following sections of the SAI of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor," and "Other Information – Classes of Shares."

*****

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

Multimanager Aggressive Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Aggressive Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$104	$325	$563	$1,248
Class B Shares	$104	$325	$563	$1,248

*****

Multimanager Core Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Core Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	0.94%	0.94%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$96	$300	$520	$1,155
Class B Shares	$96	$300	$520	$1,155

*****

Multimanager International Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager International Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.83%	0.83%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

*****

Multimanager Large Cap Core Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Core Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$117	$365	$633	$1,398
Class B Shares	$117	$365	$633	$1,398

*****

Multimanager Large Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.73%	0.73%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$118	$368	$638	$1,409
Class B Shares	$118	$368	$638	$1,409

*****

Multimanager Mid Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.24%	0.24%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

*****

Multimanager Mid Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

*****

Multimanager Multi-Sector Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Multi-Sector Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$97	$303	$525	$1,166
Class B Shares	$97	$303	$525	$1,166

*****

Multimanager Small Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.32%	1.32%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$134	$418	$723	$1,590
Class B Shares	$134	$418	$723	$1,590

*****

Multimanager Small Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

*****

Multimanager Technology Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Technology Portfolio	Class A Shares	Class B Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Funds Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.46%	1.46%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$149	$462	$797	$1,746
Class B Shares	$149	$462	$797	$1,746

*****

Multimanager Multi-Sector Bond Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
Multimanager Multi-Sector Bond Portfolio | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
Multimanager Multi-Sector Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

Multimanager Multi-Sector Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Multi-Sector Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$97	$303	$525	$1,166
Class B Shares	$97	$303	$525	$1,166

*****

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

Multimanager Small Cap Growth Portfolio
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Multimanager Small Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.32%	1.32%

Expense Example - Multimanager Small Cap Growth Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	134	418	723	1,590
Class B Shares	134	418	723	1,590

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001160168_SupplementTextBlock

AXA PREMIER VIP TRUST

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates the above referenced Prospectus and Statement of Additional Information ("SAI"), as supplemented, of the AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus and/or a copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust's website at www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's Class A shareholders of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class A shares of each of the Trust's Portfolios (each, a "Portfolio").

*****

As discussed above, effective January 1, 2012, Class A shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service fee for each Portfolio's Class A shares will be 0.25% of the average daily net assets attributable to Class A shares, the same fee currently applicable to each Portfolio's Class B shares.

As such, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following section of the Prospectus of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Portfolio Services – Additional Information – Portfolio Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the SAI, including in the following sections of the SAI of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor," and "Other Information – Classes of Shares."

*****

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

Multimanager Aggressive Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Aggressive Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$104	$325	$563	$1,248
Class B Shares	$104	$325	$563	$1,248

*****

Multimanager Core Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Core Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	0.94%	0.94%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$96	$300	$520	$1,155
Class B Shares	$96	$300	$520	$1,155

*****

Multimanager International Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager International Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.83%	0.83%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

*****

Multimanager Large Cap Core Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Core Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$117	$365	$633	$1,398
Class B Shares	$117	$365	$633	$1,398

*****

Multimanager Large Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.73%	0.73%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$118	$368	$638	$1,409
Class B Shares	$118	$368	$638	$1,409

*****

Multimanager Mid Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.24%	0.24%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

*****

Multimanager Mid Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

*****

Multimanager Multi-Sector Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Multi-Sector Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$97	$303	$525	$1,166
Class B Shares	$97	$303	$525	$1,166

*****

Multimanager Small Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.32%	1.32%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$134	$418	$723	$1,590
Class B Shares	$134	$418	$723	$1,590

*****

Multimanager Small Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

*****

Multimanager Technology Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Technology Portfolio	Class A Shares	Class B Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Funds Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.46%	1.46%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$149	$462	$797	$1,746
Class B Shares	$149	$462	$797	$1,746

*****

Multimanager Small Cap Growth Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.32%
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	723
10 Years	rr_ExpenseExampleYear10	1,590
Multimanager Small Cap Growth Portfolio | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.32%
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	723
10 Years	rr_ExpenseExampleYear10	1,590
Multimanager Small Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

Multimanager Small Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.32%	1.32%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$134	$418	$723	$1,590
Class B Shares	$134	$418	$723	$1,590

*****

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

Multimanager Small Cap Value Portfolio
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Multimanager Small Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

Expense Example - Multimanager Small Cap Value Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	133	415	718	1,579
Class B Shares	133	415	718	1,579

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001160168_SupplementTextBlock

AXA PREMIER VIP TRUST

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates the above referenced Prospectus and Statement of Additional Information ("SAI"), as supplemented, of the AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus and/or a copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust's website at www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's Class A shareholders of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class A shares of each of the Trust's Portfolios (each, a "Portfolio").

*****

As discussed above, effective January 1, 2012, Class A shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service fee for each Portfolio's Class A shares will be 0.25% of the average daily net assets attributable to Class A shares, the same fee currently applicable to each Portfolio's Class B shares.

As such, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following section of the Prospectus of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Portfolio Services – Additional Information – Portfolio Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the SAI, including in the following sections of the SAI of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor," and "Other Information – Classes of Shares."

*****

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

Multimanager Aggressive Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Aggressive Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$104	$325	$563	$1,248
Class B Shares	$104	$325	$563	$1,248

*****

Multimanager Core Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Core Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	0.94%	0.94%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$96	$300	$520	$1,155
Class B Shares	$96	$300	$520	$1,155

*****

Multimanager International Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager International Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.83%	0.83%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

*****

Multimanager Large Cap Core Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Core Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$117	$365	$633	$1,398
Class B Shares	$117	$365	$633	$1,398

*****

Multimanager Large Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.73%	0.73%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$118	$368	$638	$1,409
Class B Shares	$118	$368	$638	$1,409

*****

Multimanager Mid Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.24%	0.24%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

*****

Multimanager Mid Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

*****

Multimanager Multi-Sector Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Multi-Sector Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$97	$303	$525	$1,166
Class B Shares	$97	$303	$525	$1,166

*****

Multimanager Small Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.32%	1.32%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$134	$418	$723	$1,590
Class B Shares	$134	$418	$723	$1,590

*****

Multimanager Small Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

*****

Multimanager Technology Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Technology Portfolio	Class A Shares	Class B Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Funds Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.46%	1.46%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$149	$462	$797	$1,746
Class B Shares	$149	$462	$797	$1,746

*****

Multimanager Small Cap Value Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.31%
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	415
5 Years	rr_ExpenseExampleYear05	718
10 Years	rr_ExpenseExampleYear10	1,579
Multimanager Small Cap Value Portfolio | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.31%
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	415
5 Years	rr_ExpenseExampleYear05	718
10 Years	rr_ExpenseExampleYear10	1,579
Multimanager Small Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

Multimanager Small Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

*****

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

Multimanager Technology Portfolio
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Multimanager Technology Portfolio	Class A Shares	Class B Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.46%	1.46%

Expense Example - Multimanager Technology Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	149	462	797	1,746
Class B Shares	149	462	797	1,746

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001160168_SupplementTextBlock

AXA PREMIER VIP TRUST

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates the above referenced Prospectus and Statement of Additional Information ("SAI"), as supplemented, of the AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus and/or a copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust's website at www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's Class A shareholders of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class A shares of each of the Trust's Portfolios (each, a "Portfolio").

*****

As discussed above, effective January 1, 2012, Class A shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service fee for each Portfolio's Class A shares will be 0.25% of the average daily net assets attributable to Class A shares, the same fee currently applicable to each Portfolio's Class B shares.

As such, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following section of the Prospectus of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Portfolio Services – Additional Information – Portfolio Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the SAI, including in the following sections of the SAI of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor," and "Other Information – Classes of Shares."

*****

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

Multimanager Aggressive Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Aggressive Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$104	$325	$563	$1,248
Class B Shares	$104	$325	$563	$1,248

*****

Multimanager Core Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Core Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	0.94%	0.94%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$96	$300	$520	$1,155
Class B Shares	$96	$300	$520	$1,155

*****

Multimanager International Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager International Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.83%	0.83%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

*****

Multimanager Large Cap Core Equity Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Core Equity Portfolio	Class A Shares	Class B Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$117	$365	$633	$1,398
Class B Shares	$117	$365	$633	$1,398

*****

Multimanager Large Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Large Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.73%	0.73%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$118	$368	$638	$1,409
Class B Shares	$118	$368	$638	$1,409

*****

Multimanager Mid Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.24%	0.24%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

*****

Multimanager Mid Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Mid Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.29%	1.29%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$131	$409	$708	$1,556
Class B Shares	$131	$409	$708	$1,556

*****

Multimanager Multi-Sector Bond Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Multi-Sector Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$97	$303	$525	$1,166
Class B Shares	$97	$303	$525	$1,166

*****

Multimanager Small Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.32%	1.32%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$134	$418	$723	$1,590
Class B Shares	$134	$418	$723	$1,590

*****

Multimanager Small Cap Value Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Small Cap Value Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Funds Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$133	$415	$718	$1,579
Class B Shares	$133	$415	$718	$1,579

*****

Multimanager Technology Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Technology Portfolio	Class A Shares	Class B Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Funds Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.46%	1.46%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$149	$462	$797	$1,746
Class B Shares	$149	$462	$797	$1,746

*****

Multimanager Technology Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.46%
1 Year	rr_ExpenseExampleYear01	149
3 Years	rr_ExpenseExampleYear03	462
5 Years	rr_ExpenseExampleYear05	797
10 Years	rr_ExpenseExampleYear10	1,746
Multimanager Technology Portfolio | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.46%
1 Year	rr_ExpenseExampleYear01	149
3 Years	rr_ExpenseExampleYear03	462
5 Years	rr_ExpenseExampleYear05	797
10 Years	rr_ExpenseExampleYear10	1,746
Multimanager Technology Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

Multimanager Technology Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Multimanager Technology Portfolio	Class A Shares	Class B Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Funds Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.46%	1.46%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$149	$462	$797	$1,746
Class B Shares	$149	$462	$797	$1,746

*****

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011